Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 5,029,535	$ 2,833,317
Work in process	8,586,643	7,446,080
Finished goods	146,781
Inventories, gross	13,762,959	10,279,397
Less: write-down of inventories
Inventories	$ 13,762,959	$ 10,279,397